Provisions and other non-financial liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total	$ 317,666	$ 104,166
Miscellaneous other provisions [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Rent under Lease contract	260,889	85,167
Provision for additional tax related to foreign loans	1,027	740
End of agreement bonus	2,792	8,159
Directors' per diem allowance	3,938	698
Miscellaneous provisions	502	497
Total	$ 269,148	$ 95,261